INTANGIBLE ASSETS, NET (Details)											12 Months Ended
	Feb. 28, 2022 USD ($)	Feb. 28, 2022 CAD ($)	Mar. 02, 2021 USD ($)	Mar. 02, 2021 CAD ($)	Jun. 19, 2020 USD ($)	Jun. 19, 2020 CAD ($)	Nov. 15, 2017 USD ($)	Nov. 15, 2017 CAD ($)	Jun. 24, 2016 USD ($)	Jun. 24, 2016 CAD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CAD ($)	Mar. 01, 2021	Dec. 19, 2020
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net											$ 848,559	$ 933,642
Depreciation expense											2,091,321	2,409,762	$ 1,361,211
Max The Mutt Animation [Member]
Finite-Lived Intangible Assets [Line Items]
Payment for aquisition	$ 1,456,546	$ 1,820,000
Business combination, consideration transferred					$ 2,100,000	$ 2,600,000
Toronto E School [Member]
Finite-Lived Intangible Assets [Line Items]
Payment for aquisition									$ 437,756	$ 585,000
Business combination, consideration transferred					$ 31,808		$ 0.8	$ 1
Toronto E School [Member] | Majority Shareholder [Member]
Finite-Lived Intangible Assets [Line Items]
Business combination, consideration transferred						$ 40,000
Conbridge College [Member]
Finite-Lived Intangible Assets [Line Items]
Equity ownership percentage																			80.00%
Payment for aquisition			$ 62,792	$ 80,000
Max The Mutt Animation [Member]
Finite-Lived Intangible Assets [Line Items]
Equity ownership percentage																				70.00%
Toronto E School [Member]
Finite-Lived Intangible Assets [Line Items]
Equity ownership percentage									55.00%	55.00%
Percentage of equity interest transferred							55.00%	55.00%
Toronto E School [Member] | Langton [Member]
Finite-Lived Intangible Assets [Line Items]
Business Combination, Voting Equity Interest Acquired, Percentage					15.00%	15.00%
License And Brand Name [Member] | Conbridge College [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset																	$ 36,133	$ 51,953
Impairment of intangible asset											0	0		$ 19,474	$ 28,000
License Brand Name And Student List [Member] | Max The Mutt Animation [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset														$ 688,413		$ 989,811
Impairment of intangible asset											0	0
Depreciation expense											31,632	32,630
Toronto E School [Member]
Finite-Lived Intangible Assets [Line Items]
Deferred tax liability											29,411	31,234
Intangible asset											235,292	249,873
MTM Animation [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset											596,608	666,078
MTM Animation [Member] | Brand Name [Member]
Finite-Lived Intangible Assets [Line Items]
Net acquisition cost											404,086	429,127
License [Member]
Finite-Lived Intangible Assets [Line Items]
Net acquisition cost											16,659	17,691
License [Member] | Toronto E School [Member]
Finite-Lived Intangible Assets [Line Items]
Net acquisition cost											205,881	218,639
License [Member] | MTM Animation [Member]
Finite-Lived Intangible Assets [Line Items]
Net acquisition cost											161,920	171,954
Student List [Member] | MTM Animation [Member]
Finite-Lived Intangible Assets [Line Items]
Net acquisition cost											$ 30,602	$ 64,997